Document And Entity Information	Feb. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2024
Entity Registrant Name	Skechers USA, Inc.
Entity Central Index Key	0001065837
Entity Emerging Growth Company	false
Entity File Number	001-14429
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4376145
Entity Address, Address Line One	228 Manhattan Beach Blvd
Entity Address, City or Town	Manhattan Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90266
City Area Code	(310)
Local Phone Number	318-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	SKX
Security Exchange Name	NYSE